Loan note instruments - Finance costs and Financial liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Loan note instruments
Finance costs	$ 571	$ 570
Current	1,973		$ 7,760
Non-current	9,733		3,981
Total loan note instruments	11,706		11,741
Solar loan notes
Loan note instruments
Finance costs	571	$ 570
Total loan note instruments	$ 11,706		$ 11,741